Fair value of financial instruments (Tables)	12 Months Ended
Jan. 31, 2015
Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis [Table Text Block]
		Fair value measurements at reporting date using:
		Quoted prices in		Significant
		active markets for	Significant other	unobservable
		identical liabilities	observable inputs	inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
Warrant and convertible note derivative liability at January 31, 2015	$216,705	-	-	$216,705
Warrant and convertible note derivative liability at January 31, 2014	$46,985	-	-	$46,985